DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Schedule of Notional and Fair Value Amounts of Outstanding Derivative Instruments
	Notional amount		Fair value (Level 2 within the fair value hierarchy)
	December 31,		December 31,
	2017	2016	2017	2016

Option contracts to hedge payroll
expenses ILS	$4,000	$43,600	46	$107
expenses INR	17,800	12,000	232	4
Option contracts to hedge facility expenses INR	1,846	-	19	-
Forward contracts to hedge payroll
expenses ILS	30,000	52,000	947	(212)
expenses INR	400	-	6	-
Forward contracts to hedge facility expenses ILS	-	2,549	-	10

	$54,046	$110,149	$1,250	$(91)

Schedule of Fair Value of Derivative Instruments by Balance Sheet Location
The fair value of the Company's outstanding derivative instruments at December 31, 2017 and 2016 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance sheet line item	2017	2016
Derivative assets:
Foreign exchange option contracts	Prepaid expenses and other current assets	$297	$111
Foreign exchange forward contracts	Prepaid expenses and other current assets	$953	$10

Derivative liabilities:
Foreign exchange option contracts	Accrued expenses and other liabilities	$-	$-
Foreign exchange forward contracts	Accrued expenses and other liabilities	$-	$(212)

Schedule of Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income
The effect of derivative instruments in cash flow hedging relationship on income and other comprehensive income for the years ended December 31, 2017, 2016 and 2015 is summarized below:

	Amount of gain (loss) recognized in other comprehensive income on derivative (effective portion)
	Year ended December 31,
	2017	2016	2015
Derivatives in foreign exchange cash flow hedging relationships:
Forward contracts	$160	$202	$-
Option contracts	1,075	(802)	954

	$1,235	$(600)	$954

Derivatives in foreign exchange cash flow hedging relationships:

		Amount of gain (loss) reclassified from other comprehensive income into income (expenses) (effective portion)
		Year ended December 31,
	Statements of income lime item	2017	2016	2015
Option contracts	Cost of revenues, operating expenses and discontinued operations	$(2,429)	$(132)	$4,010
Forward contracts to hedge payroll expenses	Cost of revenues and operating expenses	(3,157)		-
		$(5,586)	$(132)	$4,010